Segmented Information	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Segmented Information
28 .	Segmented Information
Operating Segments
The Company’s reportable operating segments, which are the components of the Company’s business where discrete financial information is available and which are evaluated on a regular basis by the Company’s Chief Executive Officer (“CEO”), who is the Company’s chief operating decision maker, for the purpose of assessing performance, are summarized in the tables below:

Year Ended December 31, 2023
(in thousands)	Sales	Cost of Sales	Depletion	Gain on Disposal 1	Net Earnings	Cash Flow From Operations	Total Assets

Gold

Salobo 5	$399,936	$85,382	$71,878	$-	$242,676	$314,555	$2,681,419

Sudbury 2, 5	37,432	7,596	20,931	-	8,905	29,554	262,485

Constancia	95,672	20,315	15,318	-	60,039	75,357	80,265

San Dimas	82,656	26,499	11,143	-	45,014	56,157	144,722

Stillwater	16,842	2,989	4,383	-	9,470	13,853	211,469

Other 3	11,593	6,191	1,250	-	4,152	5,137	603,689

Total gold interests	$644,131	$148,972	$124,903	$-	$370,256	$494,613	$3,984,049

Silver

Peñasquito 5	$101,514	$19,010	$17,442	$-	$65,062	$82,504	$276,232

Antamina	86,855	17,203	25,838	-	43,814	69,652	519,530

Constancia	50,913	13,197	13,364	-	24,352	37,716	179,583

Other 4	99,312	22,886	12,347	5,027	69,106	74,272	582,113

Total silver interests	$338,594	$72,296	$68,991	$5,027	$202,334	$264,144	$1,557,458

Palladium

Stillwater	$18,496	$3,360	$6,145	$-	$8,991	$15,135	$220,667

Platinum

Marathon	$-	$-	$-	$-	$-	$-	$9,451

Cobalt

Voisey’s Bay 5	$14,824	$3,543	$14,395	$-	$(3,114)	$15,071	$350,816

Total mineral stream interests	$1,016,045	$228,171	$214,434	$5,027	$578,467	$788,963	$6,122,441

Other

General and administrative					$(38,165)	$(36,025)

Share based compensation					(22,744)	(16,675)

Donations and community investments					(7,261)	(7,039)

Finance costs					(5,510)	(4,230)

Other					34,271	32,007

Income tax					(1,414)	(6,192)

Total other					$(40,823)	$(38,154)	$908,744

Consolidated					$537,644	$750,809	$7,031,185

1)	See Note 13 for more information.
2)	Comprised of the operating Coleman, Copper Cliff, Garson, Creighton and Totten gold interests as well as the non-operating Stobie and Victor gold interests.
3)
Where a gold interest represents less than 10
% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the gold interest has been summarized under Other gold interests. Other gold interests comprised of the operating Marmato gold interest as well as the non-operating Minto, Copper World, 777, Santo Domingo, Fenix, Blackwater, Curipamba, Marathon, Goose, Cangrejos and Curraghinalt gold interests. On June 22, 2022, Hudbay announced that mining activities at 777 have concluded and closure activities have commenced. On May 13, 2023, Minto announced the suspension of operations at the Minto mine.

4)
Where a silver interest represents less than 10
% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the silver interest has been summarized under Other silver interests. Other silver interests comprised of the operating Los Filos, Zinkgruvan, Neves-Corvo, Marmato and Cozamin silver interests as well as the non-operating Stratoni, Aljustrel, Minto, Pascua-Lama, Copper World, 777, Navidad, Blackwater, Curipamba and Mineral Park silver interests. On June 22, 2022, Hudbay announced that mining activities at 777 have concluded and closure activities have commenced. On May 13, 2023, Minto announced the suspension of operations at the Minto mine. On September 12, 2023, it was announced that the production of zinc and lead concentrates at Aljustrel will be halted from September 24, 2023 until the second quarter of 2025.

5)	As it relates to mine operator concentration risk:
a.
The counterparty obligations under the Salobo, Sudbury and Voisey’s Bay PMPAs are guaranteed by the parent company Vale. Total revenues relative to Vale PMPAs during the year ended December 31, 2023 were 45% of the Company’s total revenue.

b.
The counterparty obligations under the Peñasquito PMPA are guaranteed by the parent company Newmont Corporation (“Newmont”). Total revenues relative to Newmont during the year ended December 31, 2023 were 10% of the Company’s total revenue.

c.
The counterparty obligations under the Constancia and 777 PMPA are guaranteed by the parent company Hudbay Minerals Inc (“Hudbay”). Total revenues relative to Hudbay during the year ended December 31, 2023 were 15% of the Company’s total revenue.

Should any of these mine operators become unable or unwilling to fulfill their obligations under their agreements with the Company, there could be a material adverse impact on the Company including, but not limited to, the Company’s revenue, net income and cash flows from operations

Year Ended December 31, 2022
(in thousands)	Sales	Cost of Sales	Depletion	Impairment Reversal / Gain on Disposal 1	Net Earnings (Loss)	Cash Flow From Operations	Total Assets

Gold

Salobo 5	$296,145	$68,211	$54,677	$-	$173,257	$227,933	$2,383,262

Sudbury 2, 5	39,211	8,706	23,753	-	6,752	30,789	283,416

Constancia	54,868	12,520	8,206	-	34,142	42,348	95,583

San Dimas	75,238	26,053	10,858	-	38,327	49,186	155,865

Stillwater	16,583	2,983	3,933	-	9,667	13,600	215,852

Other 3	47,653	19,995	1,252	(1,719)	24,687	27,610	494,143

Total gold interests	$529,698	$138,468	$102,679	$(1,719)	$286,832	$391,466	$3,628,121

Silver

Peñasquito 5	$174,635	$34,657	$28,344	$-	$111,634	$139,978	$293,674

Antamina 5	107,794	21,622	34,684	-	51,488	85,824	545,368

Constancia	44,798	12,440	12,937	-	19,421	32,358	192,947

Other 4, 5	143,776	46,339	36,640	166,198	226,995	96,251	453,096

Total silver interests	$471,003	$115,058	$112,605	$166,198	$409,538	$354,411	$1,485,085

Palladium

Stillwater	$32,160	$5,687	$6,018	$-	$20,455	$26,472	$226,812

Platinum

Marathon	$-	$-	$-	$-	$-	$-	$9,428

Cobalt

Voisey’s Bay	$32,192	$8,408	$10,650	$-	$13,134	$28,178	$357,573

Total mineral stream interests	$1,065,053	$267,621	$231,952	$164,479	$729,959	$800,527	$5,707,019

Other

General and administrative					$(35,831)	$(35,073)

Share based compensation					(20,060)	(18,411)

Donations and community investments					(6,296)	(5,706)

Finance costs					(5,586)	(4,135)

Other					7,449	6,393

Income tax					(509)	(171)

Total other					$(60,833)	$(57,103)	$1,052,887

Consolidated					$669,126	$743,424	$6,759,906

1)	See Notes 13 for more information.

2)	Comprised of the operating Coleman, Copper Cliff, Garson, Creighton and Totten gold interests as well as the non-operating Stobie and Victor gold interests.

3)
Where a gold interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the gold interest has been summarized under Other gold interests. Other gold interests comprised of the operating Minto and Marmato gold interests as well as the non-operating
777, Copper World, Santo Domingo, Blackwater, Fenix, Goose, Marathon and Curipamba gold interests. On June 22, 2022, Hudbay announced that mining activities at 777 have concluded and closure activities have commenced. On May 13, 2023, Minto announced the suspension of operations at the Minto mine.

4)
Where a silver interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the silver interest has been summarized under Other silver interests. Other silver interests comprised of the operating Los Filos, Zinkgruvan, Neves-Corvo, Aljustrel, Minto, Cozamin and Marmato silver interests, the non-operating
777, Loma de La Plata, Stratoni, Pascua-Lama, Copper World, Blackwater and Curipamba silver interests and the previously owned Yauliyacu and Keno Hill silver interests. The Stratoni mine was placed into care and maintenance during
Q4-2021.
On June 22, 2022, Hudbay announced that mining activities at 777 have concluded and closure activities have commenced. On May 13, 2023, Minto announced the suspension of operations at the Minto mine. On September 12, 2023, it was announced that the production of zinc and lead concentrates at Aljustrel will be halted from September 24, 2023 until the second quarter of 2025. On September 7, 2022, the Keno Hill PMPA was terminated in exchange for $141 million of Hecla common stock. On December 14, 2022 the Yauliyacu PMPA was terminated in exchange for a cash payment of $132 million.

5)	As it relates to mine operator concentration risk:

a .
The counterparty obligations under the Salobo, Sudbury and Voisey’s Bay PMPAs are guaranteed by the parent company Vale. Total revenues relative to Vale PMPAs during the year ended December 31, 2022 were 35% of the Company’s total revenue.

b .
The counterparty obligations under the Antamina PMPA and the Yauliyacu PMPA (which is included as part of Other silver interests) are guaranteed by the parent company Glencore plc (“Glencore”) and its subsidiary. Total revenues relative to Glencore PMPAs during the year ended December 31, 2022 were 14% of the Company’s total revenue.

c .
The counterparty obligations under the Peñasquito PMPA are guaranteed by the parent company Newmont Corporation (“Newmont”). Total revenues relative to Newmont during the year ended December 31, 2022 were 16% of the Company’s total revenue.

Should any of these mine operators become unable or unwilling to fulfill their obligations under their agreements with the Company, there could be a material adverse impact on the Company including, but not limited to, the Company’s revenue, net income and cash flows from operations

Geographical Areas
The Company’s geographical information, which is based on the location of the mining operations to which the mineral stream interests relate, are summarized in the tables below:

			Carrying Amount at December 31, 2023

(in thousands)	Sales Year Ended Dec 31, 2023		Gold Interests	Silver Interests	Palladium Interests	Platinum Interests	Cobalt Interests	Total

North America

Canada	$60,163	6%	$708,402	$141,292	$-	$9,451	$350,816	$ 1,209,961

United States	35,337	3%	211,470	971	220,667	-	-	433,108

Mexico	200,146	20%	144,719	396,490	-	-	-	541,209

Europe

Greece	-	0%	-	-	-	-	-	-

Portugal	33,375	3%	-	17,516	-	-	-	17,516

Sweden	48,177	5%	-	27,017	-	-	-	27,017

UK	-	0%	20,198	-	-	-	-	20,198

South America

Argentina/Chile 1	-	0%	-	253,514	-	-	-	253,514

Argentina	-	0%	-	10,889	-	-	-	10,889

Chile	-	0%	56,538	-	-	-	-	56,538

Brazil	399,936	39%	2,681,419	-	-	-	-	2,681,419

Peru	233,442	23%	80,265	699,107	-	-	-	779,372

Ecuador	-	0%	39,455	3,779	-	-	-	43,234

Colombia	5,469	1%	41,583	6,883	-	-	-	48,466

Consolidated	$1,016,045	100%	$3,984,049	$1,557,458	$220,667	$9,451	$350,816	$ 6,122,441

1)	Includes the Pascua-Lama project, which straddles the border of Argentina and Chile.

			Carrying Amount at December 31, 2022

(in thousands)	Sales Year Ended Dec 31, 2022		Gold Interests	Silver Interests	Palladium Interests	Platinum Interests	Cobalt Interests	Total

North America

Canada	$124,710	12%	$668,011	$450	$-	$9,428	$357,573	$ 1,035,462

United States	48,743	5%	215,852	566	226,812	-	-	443,230

Mexico	266,367	25%	155,863	423,103	-	-	-	578,966

Europe

Greece	3,291	0%	-	-	-	-	-	-

Portugal	25,728	2%	-	18,366	-	-	-	18,366

Sweden	41,613	4%	-	29,108	-	-	-	29,108

South America

Argentina/Chile 1	-	0%	-	253,514	-	-	-	253,514

Argentina	-	0%	-	10,889	-	-	-	10,889

Chile	-	0%	56,536	-	-	-	-	56,536

Brazil	296,145	28%	2,383,263	-	-	-	-	2,383,263

Peru	253,441	24%	95,584	738,310	-	-	-	833,894

Ecuador	-	0%	10,181	3,671	-	-	-	13,852

Colombia	5,015	0%	42,831	7,108	-	-	-	49,939

Consolidated	$1,065,053	100%	$3,628,121	$1,485,085	$226,812	$9,428	$357,573	$ 5,707,019

1)	Includes the Pascua-Lama project, which straddles the border of Argentina and Chile.